Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Net income attributable to Komatsu Ltd.	$ 2,037,085	¥ 167,041,000	¥ 150,752,000	¥ 33,559,000
Weighted average common shares outstanding, less treasury stock	962,919,074	962,919,074	967,803,446	968,013,328
Dilutive effect of:
Stock options	857,871	857,871	671,477	449,531
Weighted average diluted common shares outstanding	963,776,945	963,776,945	968,474,923	968,462,859
Net income attributable to Komatsu Ltd. per share:
Basic	$ 2.1155	¥ 173.4700	¥ 155.7700	¥ 34.6700
Diluted	$ 2.1136	¥ 173.3200	¥ 155.6600	¥ 34.6500